Segments and Entity-Wide Disclosure - Schedule of operating lease right-of-use assets segment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total operating lease right-of-use assets, property and equipment, net	$ 3,083	$ 725
United States [Member]
Segment Reporting Information [Line Items]
Total operating lease right-of-use assets, property and equipment, net	30	9
Israel [Member]
Segment Reporting Information [Line Items]
Total operating lease right-of-use assets, property and equipment, net	1,878	716
Europe [Member]
Segment Reporting Information [Line Items]
Total operating lease right-of-use assets, property and equipment, net	$ 1,175	$ 0